Grizzly Short Fund
Schedule of Investments
December 31, 2020 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 75.08%
Money Market Funds - 75.08%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.010% (a)(b)	48,330,634	$48,330,634
TOTAL SHORT-TERM INVESTMENTS (Cost $48,330,634)		$48,330,634

Total Investments (Cost $48,330,634) - 75.08%		$48,330,634
Other Assets in Excess of Liabilities - (b) - 24.92%		16,042,687
TOTAL NET ASSETS - 100.00%		$64,373,321

Percentages are stated as a percent of net assets.

(a)	The rate quoted is the annualized seven-day effective yield as of December 31, 2020.
(b)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund
Schedule of Securities Sold Short - (a)
December 31, 2020 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 75.87%
Aerospace & Defense - 6.65%
Axon Enterprise, Inc.	6,039	$739,959
The Boeing Co.	5,514	1,180,327
Cubic Corp.	8,534	529,449
HEICO Corp.	5,251	695,233
TransDigm Group, Inc.	1,838	1,137,446
		4,282,414
Airlines - 1.82%
Southwest Airlines Co.	25,076	1,168,792

Banks - 0.70%
Pacific Premier Bancorp, Inc.	14,310	448,332

Capital Markets - 0.49%
Hamilton Lane, Inc. - Class A	4,070	317,664

Chemicals - 3.97%
Albemarle Corp.	7,483	1,103,892
Nutrien Ltd. (b)	20,874	1,005,292
Tronox Holdings PLC (b)	30,327	443,381
		2,552,565
Commercial Services & Supplies - 1.53%
MSA Safety, Inc.	4,332	647,157
US Ecology, Inc.	9,321	338,632
		985,789
Communications Equipment - 0.48%
ViaSat, Inc.	9,453	308,641

Construction & Engineering - 1.54%
WillScot Mobile Mini Holdings Corp.	42,668	988,618

Electric Utilities - 1.70%
Edison International	17,461	1,096,900

Entertainment - 2.74%
Cinemark Holdings, Inc.	25,601	445,714
Live Nation Entertainment, Inc.	11,684	858,540
Madison Square Garden Sports Corp. - Class A	2,494	459,145
		1,763,399
Food & Staples Retailing - 1.50%
Sysco Corp.	12,997	965,157

Food Products - 0.99%
Beyond Meat, Inc.	5,120	640,000

Health Care Equipment & Supplies - 9.98%
Alcon, Inc. (b)	16,542	$1,091,441
Becton Dickinson and Co.	4,332	1,083,953
Boston Scientific Corp.	24,025	863,699
The Cooper Companies, Inc.	3,151	1,144,821
Insulet Corp.	4,332	1,107,389
Mesa Laboratories, Inc.	2,101	602,231
Penumbra, Inc.	3,020	528,500
		6,422,034
Hotels, Restaurants & Leisure - 14.80%
Aramark	24,025	924,482
Choice Hotels International, Inc.	6,827	728,646
Churchill Downs, Inc.	4,070	792,795
Hilton Worldwide Holdings, Inc.	9,453	1,051,741
Marriott Vacations Worldwide Corp.	6,827	936,801
MGM Resorts International	22,187	699,112
Norwegian Cruise Line Holdings, Ltd.	26,651	677,735
Planet Fitness, Inc. - Class A	11,684	907,029
Restaurant Brands International, Inc. (b)	18,249	1,115,196
Shake Shack, Inc. - Class A	5,908	500,880
Starbucks Corp.	11,159	1,193,790
		9,528,207
Industrial Conglomerates - 1.58%
Roper Technologies, Inc.	2,363	1,018,666

Internet & Direct Marketing Retail - 0.47%
The RealReal, Inc.	15,623	305,273

IT Services - 0.54%
Switch, Inc. - Class A	21,268	348,157

Oil, Gas & Consumable Fuels - 2.65%
Hess Corp.	17,198	907,883
Occidental Petroleum Corp.	46,213	799,947
		1,707,830
Personal Products - 1.90%
The Estee Lauder Companies, Inc. - Class A	4,595	1,223,143

Pharmaceuticals - 1.48%
Elanco Animal Health, Inc.	30,983	950,249

Professional Services - 1.70%
CoStar Group, Inc.	1,182	1,092,499

Real Estate Management & Development - 0.72%
The Howard Hughes Corp.	5,908	466,318

Road & Rail - 1.34%
Lyft, Inc. - Class A	17,592	864,295

Semiconductors & Semiconductor Equipment - 1.89%
Microchip Technology, Inc.	8,796	1,214,816

Software - 4.78%
Medallia, Inc.	24,550	$815,551
Nutanix, Inc. - Class A	28,620	912,119
PROS Holdings, Inc.	9,846	499,882
Q2 Holdings, Inc.	6,696	847,245
		3,074,797
Specialty Retail - 1.87%
Burlington Stores, Inc.	4,595	1,201,822

Technology Hardware, Storage & Peripherals - 1.54%
Western Digital Corp.	17,855	988,988

Textiles, Apparel & Luxury Goods - 3.78%
Canada Goose Holdings, Inc. (b)	14,573	433,838
Under Armour, Inc. - Class A	52,646	903,932
VF Corp.	12,866	1,098,885
		2,436,655
Transportation Infrastructure - 0.74%
Macquarie Infrastructure Corp.	12,735	478,199
TOTAL COMMON STOCKS (Proceeds $43,061,953)		$48,840,219

INVESTMENT COMPANIES - 22.00%
Exchange Traded Funds - 22.00%
Energy Select Sector SPDR Fund	21,662	$820,990
Financial Select Sector SPDR Fund	54,484	1,606,188
Invesco QQQ Trust Series 1	11,028	3,459,925
iShares Expanded Tech-Software Sector ETF	4,595	1,627,089
iShares Russell 1000 Growth ETF	5,908	1,424,655
iShares S&P 100 ETF	20,087	3,447,733
Utilities Select Sector SPDR Fund	28,358	1,778,046
TOTAL INVESTMENT COMPANIES (Proceeds $12,995,729)		$14,164,626

TOTAL SECURITIES SOLD SHORT
(Proceeds $56,057,682) - 97.87%		$63,004,845

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund

Summary of Fair Value Exposure at December 31, 2020 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of December 31, 2020:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$48,330,634	$–	$–	$48,330,634
Total Investments in Securities	$48,330,634	$–	$–	$48,330,634

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$48,840,219	$–	$–	$48,840,219
Exchange Traded Funds	14,164,626	–	–	14,164,626
Total Securities Sold Short	$63,004,845	$–	$–	$63,004,845

The Fund did not invest in any Level 3 securities during the period.